SCHEDULE OF NAME OF RELATIONSHIP WITH RELATED PARTIES (Details)	12 Months Ended
Jul. 31, 2026
HOSAYSAN [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder and director of the Group
CHOOYEOW [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder and director of the Group
Gokika Global Limited [Member]
Related Party Transaction [Line Items]
Relationship	Controlled by immediate family member of the Group’s co-CEO, Shang Ju (Czhang) Lin	[1]
Rentei International Limited [Member]
Related Party Transaction [Line Items]
Relationship	Controlled by immediate family member of the Group’s co-CEO, Shang Ju (Czhang) Lin	[1]
BlackTea Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Relationship	Controlled by Ms Crystal Zhang, a founder of ARC Group Limited	[1]
ARC Group Limited [Member]
Related Party Transaction [Line Items]
Relationship	Significant shareholder of the Company	[1]
The Sire Group Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Controlled by Mr. Seow, who was a shareholder of the Group before December 23, 2024	[1]

[1]	Become related parties since November 2025.